CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issuance cost of ordinary shares	$ 7,707,115